LONG-TERM DEBT, NET (2019 7.250% Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Feb. 17, 2021	Jan. 11, 2021	Feb. 11, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt [Line Items]
Total long-term debt				$ 2,100,128	$ 1,600,129
Repayments of long-term debt				252,944	850,000	$ 558,466
Loss on extinguishment of debt				$ 28,817	$ 18,716	$ 2,995
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt			$ 600,000
Purchase price as percentage of principal			100.00%
Maturity date				Feb. 11, 2024
Interest rate per annum			7.25%
Repayments of long-term debt	$ 252,944
Loss on extinguishment of debt				$ 28,817
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member] | Conditional Tender Offer [Member]
Long-term Debt [Line Items]
Repayments of long-term debt		$ 347,056